Expense Example - StrategicAdvisersInternationalFund-PRO - StrategicAdvisersInternationalFund-PRO - Strategic Advisers International Fund - Strategic Advisers International Fund	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 43
3 years	147
5 years	306
10 years	$ 770